Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of Bonds Payable

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Unsecured domestic bonds
Redeemed in January 2024 and interest due annually with annual interest rate at 1.45%	$4,300,000	$-	$-
Redeemed in April 2024 and interest due annually with annual interest rate at 0.90%	6,500,000	-	-
Repayable at maturity in April 2026 and interest due annually with annual interest rate at 1.03%	3,500,000	3,500,000	106,740
Repayable at maturity in April 2025 and interest due annually with annual interest rate at 0.90%	10,000,000	10,000,000	304,971
Repayable at maturity in August 2025 and interest due annually with annual interest rate at 0.85%	5,000,000	5,000,000	152,486
Repayable at maturity in August 2027 and interest due annually with annual interest rate at 0.95%	2,000,000	2,000,000	60,994
Unsecured overseas bonds
US$100,000 thousand (linked to New Taiwan dollar), redeemed in October 2024 and interest due quarterly with annual interest rate at 2.50%	3,102,400	-	-
Unsecured overseas convertible bonds
RMB2,466,050 thousand and RMB2,678,687 thousand as of December 31, 2023 and 2024, respectively, at maturity in March 2027 and interest due annually with annual interest rate at 0.10%, 0.20%, 0.60%, 1.30%, 1.80% and 2.00% for the first, second, third, fourth, fifth and sixth year, respectively.	10,690,847	12,217,010	372,583

	45,093,247	32,717,010	997,774

Add (Less): premiums (discounts) on bonds payable	(83,761)	259,154	7,904

	45,009,486	32,976,164	1,005,678
Less: current portion of bonds payable	24,520,052	14,997,976	457,395

	$20,489,434	$17,978,188	$548,283